Other Assets	12 Months Ended
Dec. 31, 2021
Disclosure of other current assets [text block] [Abstract]
OTHER ASSETS

11. OTHER ASSETS

	2021	2020
	USD ‘000	USD ‘000
Accrued interest income	4,924	4,213
Prepaid expenses	1,746	1,978
Refundable deposits	123	121
Employees receivables	4	7
Funds held in trust accounts	2,818	2,103
Income tax receivables	130	120
Trade receivables	9	13
Investments proceeds receivables	—	894
Others	188	113
	9,942	9,562

The carrying values of the other assets above as at years ending 31 December 2021 and 2020 approximate fair value.